Dividends on ordinary capital - Summary of Dividends on Ordinary Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	€ (4,458)	€ (4,300)	€ (4,223)
Unilever PLC
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	(4,458)	(1,911)	(1,871)
Unilever N.V.
Disclosure of Dividends [Line Items]
Dividend on ordinary capital during the year	€ 0	€ (2,389)	€ (2,352)